Trust Agreement (Tables)	12 Months Ended
Dec. 31, 2018
Trust Agreement [Abstract]
Schedule Of Brokerage Rates Based On Net Capital Investment Levels Or Investments In Asset-based Fee Or Fixed Fee Investment Programs

Net Capital Investments	Brokerage Fees

$100,000–$499,999	6.50%
$500,000–$999,999	6.00
Greater than $1,000,000	5.50
Asset-based or fixed fee investment programs	4.00

Schedule Of Brokerage And Custodial Fees

	2018	2017	2016

Brokerage fees	$ 9,946,220	$ 12,462,234	$ 13,188,941
Custodial fees	-	18	46

Total	$ 9,946,220	$ 12,462,252	$ 13,188,987